Stock-Based Compensation Plans (Details Narrative) (USD $)	1 Months Ended	12 Months Ended
	Feb. 28, 2006	Sep. 30, 2012 Years	Sep. 28, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of stock option plans		2
Non-qualified stock options		all
Expire date in years		10
Exercisable installments		20% or 25%
Restricted stock granted	15,960
Shares available for future issuance		603,560
Dividend yield		0.00%
Expected minimum volatility		37.00%
Expected maximum volatility		53.00%
Risk-free interest rate minimum		0.40%
Risk-free interest rate maximum		4.90%
Expected life minimum		3.0
Expecited life maximum		7.0
Aggregate intrinsic value of exercisable in-the-money options		$ 4,900,000
Aggregate intrinsic value of outstanding in-the-money options		5,126,000
Market close price			$ 27.88
Gains realized by option holders		2,114,000
Realized tax benefit from options exercised		811,000
Total compensation cost of options granted but not yet vested		$ 598,000
Weighted average period for compensation to be recognized		2.9